Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
The Andersons, Inc. Retirement Savings Investment Plan
EIN 34-1562374, Plan No. 003
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost *	Current Value
**	Fidelity 500 Index Fund	Registered Investment Company		$79,338,310
**	Fidelity Low-Priced Stock Fund - Class K6	Registered Investment Company		9,684,047
**	Fidelity Extended Market Index Fund	Registered Investment Company		2,975,056
**	Fidelity Blue Chip Growth Fund - Class K6	Registered Investment Company		40,943,944
**	Fidelity International Index Fund	Registered Investment Company		16,615,654
**	Fidelity Money Market Government Portfolio	Registered Investment Company		314,149
**	Fidelity Freedom Blend 2010 Fund - Class K6	Registered Investment Company		2,895,987
**	Fidelity Freedom Blend 2015 Fund - Class K6	Registered Investment Company		2,217,143
**	Fidelity Freedom Blend 2020 Fund - Class K6	Registered Investment Company		6,022,820
**	Fidelity Freedom Blend 2025 Fund - Class K6	Registered Investment Company		13,458,044
**	Fidelity Freedom Blend 2030 Fund - Class K6	Registered Investment Company		17,767,465
**	Fidelity Freedom Blend 2035 Fund - Class K6	Registered Investment Company		19,514,264
**	Fidelity Freedom Blend 2040 Fund - Class K6	Registered Investment Company		19,622,689
**	Fidelity Freedom Blend 2045 Fund - Class K6	Registered Investment Company		24,630,005
**	Fidelity Freedom Blend 2050 Fund - Class K6	Registered Investment Company		25,375,547
**	Fidelity Freedom Blend 2055 Fund - Class K6	Registered Investment Company		16,949,550
**	Fidelity Freedom Blend 2060 Fund - Class K6	Registered Investment Company		10,842,798
**	Fidelity Freedom Blend 2065 Fund - Class K6	Registered Investment Company		4,253,939
**	Fidelity Freedom Blend 2070 Fund - Class K6	Registered Investment Company		682,949
**	Fidelity Freedom Blend Ret Fund - Class K6	Registered Investment Company		756,265
	Ninety One Emerging Markets Equity Fund R5	Registered Investment Company		5,328,402
	Metropolitan West Total Return Bond Fund - Class I	Registered Investment Company		18,130,216
	American Funds EuroPacific - Class R6	Registered Investment Company		5,373,443
	Janus Henderson Enterprise Fund - Class N	Registered Investment Company		15,519,572
	Dodge & Cox Stock Fund	Registered Investment Company		18,638,759
	American Beacon Small Cap Value Fund	Registered Investment Company		3,277,908
***	Vanguard Retirement Savings Trust IV	Registered Investment Company		7,758,436
**	The Andersons, Inc. Common Stock	143,663 shares of Common Stock		7,641,629
**	Self-Directed Brokerage Accounts	—		9,456,839
	Investments held by the Trustee			405,985,829
**	Participant Loans	maturing in 2040 with interest rates ranging from 4.25% to 9.50%		4,927,299
	Total			$410,913,128
* Information not presented because investments are participant-directed
** Represents party-in-interest
*** Common and collective trust
See accompanying Report of Independent Registered Public Accounting Firm.